Shareholders' equity, capital distribution and earnings per share - Reconciliation of share buyback programmes (Details) - Share buy-back programme - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share Repurchase Program [Line Items]
Share buy-back programme at 1 January	56,267,027	49,486,793
Purchase	67,108,849	76,186,948
Cancellation	(77,871,327)	(69,406,714)
Share buy-back programme at 31 December	45,504,549	56,267,027